Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Disclosure of commitments and contingencies [abstract]
Commitments and Contingencies
15.
COMMITMENTS AND CONTINGENCIES

Viking newbuilding program

River Newbuilds and Charters

A summary of the river newbuilding program as of June 30, 2025 is outlined below, assuming a euro to USD exchange rate of 1.15. In the first quarter of 2025, the Group entered into shipbuilding contracts for four Longships for delivery in 2027, one Longship-Douro for delivery in 2027 and four Longships for delivery in 2028. In the second quarter of 2025, the Group agreed to updated delivery dates for certain river vessels, which are reflected below. The Group has obtained financing for the Longship-Seine river vessel and four of the 2026 Longships, as described below.

River Vessels	Number of Vessels	Aggregate Price (in USD and thousands)	Delivery Date
Longships	3	$121,269	2025
Longship-Seine	1	40,566	2025
Longship-Douro	1	25,875	2025
Longships	5	210,623	2026
Longships	4	220,572	2027
Longship-Douro	1	29,141	2027
Longships	4	223,792	2028
Total	19	$871,838

In 2023, the Group entered into a loan agreement for €167.5 million to finance four Longships scheduled for delivery in 2026 and one Longship-Seine river vessel scheduled for delivery in 2025. Hermes has provided a guarantee equal to 95% of the loan amount. The loan is denominated in USD and the applicable exchange rate will be based on the prevailing exchange rate two business days prior to the date of drawdown. The loan has a term of 102 months from the date of drawdown and the Group may select fixed or variable rate financing prior to drawdown. VRC and VCL issued corporate guarantees for this loan.

In the first quarter of 2025, the Group secured the following options for additional river vessels:

River Vessels - Options	Number of Vessels	Delivery Date	Option Exercise Date
Longships	4	2029	September 30, 2026
Longships	4	2030	September 30, 2027

The Group has entered into raw materials agreements for six river vessels that will operate in Egypt, the Viking Amun, Viking Ptah, Viking Sekhmet, Viking Thoth and two other river vessels. The Group expects these vessels to be delivered between 2025 and 2027.

See Note 19 for events taking place subsequent to June 30, 2025.

Ocean Newbuilds

A summary of the ocean newbuilding program as of June 30, 2025 is outlined below, assuming a euro to USD exchange rate of 1.15. Each new ocean ship will have 998 berths. The Group has obtained financing for all ships, as described below.

Ocean Ships	Price (in USD and thousands)	Delivery Date
Viking Mira	$524,320	2026
Viking Libra	524,320	2026
Viking Astrea	540,500	2027
Viking Lyra	540,500	2028
Ship XVII	593,400	2028
Ship XVIII	593,400	2029
Ship XIX	593,400	2030
Ship XX	593,400	2030
Total	$4,503,240

In 2021 and 2022, the Group entered into SACE Financing for the Viking Mira, Viking Libra, Viking Astrea and Viking Lyra. In the first quarter of 2025, the Group entered into SACE Financing for Ship XVII, Ship XVIII, Ship XIX and Ship XX. These loans are for up to 80% of each newbuild’s contract price, including certain change orders, and 100% of the Export Credit Agency premium, and will be available for drawdown in USD. The interest rates for the loans are fixed. VCL and VOC II have jointly and severally guaranteed all of the Group’s SACE Financing. In addition, the Company jointly and severally guaranteed the loans for Ship XVII, Ship XVIII, Ship XIX and Ship XX.

In the second quarter of 2025, the Group entered into shipbuilding contracts for the ships outlined below, assuming a euro to U.S. dollar exchange rate of 1.15. These shipbuilding contracts will not become effective until certain financing conditions are met. If the financing conditions for Ship XXI and Ship XXII have not been met by January 31, 2026, these contracts can be terminated by the Group or the shipyard.

Ocean Ships	Price (in USD and thousands)	Delivery Date
Ship XXI	$643,885	2031
Ship XXII	643,885	2031
Total	$1,287,770

In 2024 and 2025, the Group secured the following options for additional ocean ships:

Ocean Ships - Options	Delivery Date	Option Exercise Date
Ship XXIII	2032	July 31, 2026
Ship XXIV	2032	July 31, 2026
Ship XXV	2033	July 30, 2027
Ship XXVI	2033	July 30, 2027

Leases

The table below summarizes the timing of future cash payments of the Group’s lease liabilities based on contractual undiscounted cash flows as of June 30, 2025:

June 30, 2025
(in USD and thousands)
3 months or less	$11,322
4 to 12 months	33,152
1 to 5 years	145,171
Over 5 years	201,534
Total	$391,179

The vessel charters and accommodation agreement also include future cash payments for non-lease components, which are not included in the table above. Payments for non-lease components include expenses for services, such as management fees and vessel operating expenses, of which certain costs are subject to change based on actual operating expenses. The table above also excludes variable lease payments, including certain payments related to the Viking Yi Dun accommodation agreement which are based on the number of passengers sailed. See Note 18.

The table above excludes amounts for executed lease agreements not yet commenced as of June 30, 2025 for underlying assets of which the Group has not yet obtained the right to control the use.

In 2023, the Group entered into a charter agreement for the Viking Tonle, an 80-berth river vessel traveling through Vietnam and Cambodia, scheduled for delivery in the third quarter of 2025, for the 2025 through 2033 seasons. The Group has an option to extend the charter for two additional seasons. The contractual payments for the initial term of nine seasons are $24.9 million, which includes payments for both lease and non-lease components.

In 2024, the Group entered into a lease agreement for buildings and docking locations in Germany, which has an initial term of 13 years with renewal options to extend the term an additional 10 years. The contractual payments for the initial term are $23.0 million, assuming a euro to USD exchange rate of 1.15. The lease agreement had not yet commenced as of June 30, 2025.

In the second quarter of 2025, the Group entered into charter agreements for two 80-berth river vessels traveling through India for the 2027 through 2035 seasons and the 2028 through 2036 seasons, respectively. The Group has options to extend the charters for three additional seasons. The contractual payments for the initial terms of nine seasons for each vessel are $29.2 million for the first vessel and $29.8 million for the second vessel, which include payments for both lease and non-lease components.

See Note 19 for events taking place subsequent to June 30, 2025.

Fuel commitments

The Group entered into contracts for a portion of its river fuel usage in Europe for the 2025 and 2026 seasons. As of June 30, 2025, the remaining portion of the contracts for the 2025 and 2026 seasons was 57,000 cubic meters. The contract prices are fixed for specified volumes and periods and depend on the place of delivery ranging from $60.30 to $81.30 per 100 liters, excluding taxes. The Group may incur fees for unused fuel amounts in the period of the contracts, which may be for non-usage or to roll over unused amounts into the following year.

Contingencies

In the normal course of the Group’s business, various claims and lawsuits have been filed or are pending against the Group. Most of these claims and lawsuits are covered by insurance and, accordingly, the maximum amount of the Group’s liability is typically limited to its insurance deductible. In addition, new legislation, regulations or treaties, or claims related to interpretations or implementations thereof, could affect the Group’s business.

The Group has evaluated its overall exposure with respect to all of its threatened and pending claims and lawsuits and, to the extent required, the Group has accrued amounts for all estimable probable losses associated with its deemed exposure that are not covered by insurance. The Group intends to vigorously defend its legal position on all claims and lawsuits and, to the extent necessary, seek recovery.